Segment information - Revenue by geographical area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue by geographical area
Revenue	€ 256,127	€ 232,023	€ 205,450
United States of America
Revenue by geographical area
Revenue	90,350	79,380	69,140
Americas other than USA
Revenue by geographical area
Revenue	7,049	7,544	6,297
Belgium
Revenue by geographical area
Revenue	8,265	7,407	6,947
Germany
Revenue by geographical area
Revenue	33,172	30,039	20,442
France
Revenue by geographical area
Revenue	19,053	16,237	12,964
Switzerland
Revenue by geographical area
Revenue	20,780	16,918	13,643
United Kingdom
Revenue by geographical area
Revenue	15,153	11,062	8,836
Italy
Revenue by geographical area
Revenue	11,412	8,124	6,520
Netherlands
Revenue by geographical area
Revenue	7,977	6,621	7,310
Other Europe
Revenue by geographical area
Revenue	22,928	28,731	33,816
Asia Pacific
Revenue by geographical area
Revenue	€ 19,988	€ 19,960	€ 19,535